Trillium Mutual Funds
Trillium ESG Global Equity Fund
SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 97.9%
Automobiles & Components: 1.9%
62,255	Aptiv PLC (Ireland) (a)	$7,452,546
218,910	BYD Co. Ltd. (China)	6,089,046
40,440	Cie Generale des Etablissements Michelin SCA (France)	5,480,280
		19,021,872
Banks: 7.3%
288,160	Amalgamated Financial Corp. (United States)	5,178,235
16,640,740	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	5,374,705
37,110	Credicorp Ltd. (Hong Kong)	6,378,096
385,515	DNB Bank ASA (Norway)	8,716,085
7,499,000	Equity Group Holdings Ltd. (Kenya)	3,293,039
742,225	Grupo Financiero Banorte SAB de CV (Mexico) (a)	5,590,757
249,255	Hang Seng Bank Ltd. (Hong Kong)	4,793,860
95,350	HDFC Bank Ltd. - ADR (India)	5,847,815
88,630	KBC Group NV (Belgium)	6,359,168
40,940	PNC Financial Services Group, Inc. (United States)	7,551,383
152,700	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	4,969,566
13,920	SVB Financial Group (United States) (a)	7,787,544
		71,840,253
Capital Goods: 8.2%
272,555	Assa Abloy AB - Class B (Sweden)	7,326,165
121,860	Atlas Copco AB - Class A (Sweden)	6,325,262
59,800	Daifuku Co Ltd. (Japan)	4,266,818
52,070	Ferguson PLC (Switzerland)	7,054,417
12,190	Generac Holdings, Inc. (United States) (a)	3,623,599
66,475	Kingspan Group PLC (Ireland)	6,497,755
132,900	Kurita Water Industries Ltd. (Japan)	4,905,451
79,500	Nidec Corp. (Japan)	6,279,155
83,415	Quanta Services, Inc. (United States)	10,978,248
23,265	Rockwell Automation, Inc. (United States)	6,514,898
50,355	Siemens AG (Germany)	6,972,560
38,775	Trane Technologies PLC (Ireland)	5,920,943
49,885	Xylem, Inc. (United States)	4,253,195
		80,918,466
Commercial & Professional Services: 2.3%
79,770	Herman Miller, Inc. (United States)	2,756,851
60,930	Intertek Group (United Kingdom)	4,156,497
166,000	Recruit Holdings Co. Ltd. (Japan)	7,212,210
56,495	Waste Management, Inc. (United States)	8,954,458
		23,080,016
Consumer Durables & Apparel: 2.8%
36,560	EssilorLuxottica SA (France)	6,744,370
8,310	Kering SA (France)	5,246,359
249,255	Levi Strauss & Co. - Class A (United States)	4,925,279
77,780	Nike, Inc. - Class B (United States)	10,466,077
		27,382,085
Consumer Services: 2.6%
49,567	Bright Horizons Family Solutions, Inc. (United States) (a)	6,577,045
52,500	Marriott International, Inc. - Class A (United States) (a)	9,226,875
105,401	Starbucks Corp. (United States)	9,588,329
		25,392,249
Diversified Financials: 3.7%
149,572	Bank of New York Mellon Corp. (United States)	7,423,259
122,604	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	5,815,108
65,360	Intercontinental Exchange, Inc. (United States)	8,635,363
33,600	LPL Financial Holdings, Inc. (United States)	6,138,048
16,610	MSCI, Inc. (United States)	8,352,837
		36,364,615
Food & Staples Retailing: 1.3%
218,161	Jeronimo Martins, SGPS, SA (Portugal)	5,233,698
231,525	Koninklijke Ahold Delhaize NV (Netherlands)	7,447,161
		12,680,859
Food, Beverage & Tobacco: 3.8%
63,145	Danone SA (France)	3,488,338
64,285	Darling Ingredients, Inc. (United States) (a)	5,167,228
71,474	Kerry Group PLC - Class A (Ireland)	7,993,828
95,120	McCormick & Co., Inc. (United States)	9,492,976
92,000	Nestle SA (Switzerland)	11,961,717
		38,104,087
Health Care Equipment & Services: 4.4%
31,020	Cochlear Ltd. (Australia)	5,179,142
29,915	Coloplast A/S - Class B (Denmark)	4,530,282
115,215	CVS Health Corp. (United States)	11,660,910
83,085	Edwards Lifesciences Corp. (United States) (a)	9,780,766
4,600	Straumann Holding AG (Switzerland)	7,344,762
65,200	Sysmex Corp. (Japan)	4,722,274
		43,218,136
Household & Personal Products: 2.6%
155,095	Essity AB - Class B (Sweden)	3,660,092
82,100	Kao Corp. (Japan)	3,352,197
19,067	L'Oreal (France)	7,616,265
237,309	Unilever PLC (United Kingdom)	10,725,528
		25,354,082
Insurance: 3.3%
690,985	AIA Group Ltd. (Hong Kong)	7,215,186
36,467	Allianz SE (Germany)	8,708,664
1,329,355	Aviva PLC (United Kingdom)	7,865,655
49,320	The Travelers Companies, Inc. (United States)	9,012,244
		32,801,749
Materials: 5.6%
48,740	Air Liquide SA (France)	8,526,812
97,235	Ball Corp. (United States)	8,751,150
61,965	Croda International PLC (United Kingdom)	6,374,428
49,368	Ecolab, Inc. (United States)	8,716,414
930,675	Klabin SA (Brazil) (a)	4,744,223
35,275	Koninklijke DSM NV (Netherlands)	6,310,512
93,315	Novozymes A/S - Class B (Denmark)	6,398,068
16,280	Sika AG (Switzerland)	5,386,301
		55,207,908
Media & Entertainment: 3.4%
12,175	Alphabet, Inc. - Class A (United States) (a)	33,862,936

Pharmaceuticals, Biotechnology & Life Sciences: 7.8%
26,140	CSL Ltd. (Australia)	5,218,665
88,630	Dechra Pharmaceuticals PLC (United Kingdom)	4,705,540
96,990	Gilead Sciences, Inc. (United States)	5,766,056
13,295	Illumina, Inc. (United States) (a)	4,645,273
116,280	Merck & Co., Inc. (United States)	9,540,774
33,230	Merck KGaA (Germany)	6,939,610
110,780	Novo-Nordisk A/S - Class B (Denmark)	12,287,290
16,305	Thermo Fisher Scientific, Inc. (United States)	9,630,548
28,500	Roche Holdings AG (Switzerland)	11,276,363
22,490	Waters Corp. (United States) (a)	6,980,671
		76,990,790
Real Estate: 3.2%
30,530	American Tower Corp. (United States)	7,669,747
2,436,660	Capitaland Investment Ltd/Singapore (Singapore) (a)	7,139,596
170,445	Daiwa House Industry Co. Ltd. (Japan)	4,443,277
32,090	Jones Lang LaSalle, Inc. (United States) (a)	7,684,271
62,045	Unibail-Rodamco-Westfield - REIT (France) (a)	4,647,647
		31,584,538
Retailing: 4.0%
290,955	Industria de Diseno Textil SA (Spain)	6,344,304
57,576	Target Corp. (United States)	12,218,779
132,320	The TJX Companies, Inc. (United States)	8,015,946
38,380	Tractor Supply Co. (United States)	8,956,741
210,485	WH Smith PLC (United Kingdom) (a)	3,931,386
		39,467,156
Semiconductors & Semiconductor Equipment: 5.5%
90,751	Applied Materials, Inc. (United States)	11,960,982
162,405	Infineon Technologies AG (Germany)	5,494,197
63,120	NVIDIA Corp. (United States)	17,222,923
89,835	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	9,366,197
59,311	Texas Instruments, Inc. (United States)	10,882,382
		54,926,681
Software & Services: 9.9%
30,960	Accenture PLC - Class A (Ireland)	10,440,641
22,740	Adobe Systems, Inc. (United States) (a)	10,360,799
90,315	Amadeus IT Holding SA (Spain) (a)	5,872,141
138,475	Dassault Systemes SE (France)	6,803,125
127,005	Microsoft Corp. (United States)	39,156,912
72,200	PayPal Holdings, Inc. (United States) (a)	8,349,930
44,870	SAP SE (Germany)	4,972,885
54,634	Visa, Inc. - Class A (United States)	12,116,182
		98,072,615
Technology Hardware & Equipment: 6.8%
278,818	Apple, Inc. (United States)	48,684,411
147,345	Cisco Systems, Inc. (United States)	8,215,957
33,090	IPG Photonics Corp. (United States) (a)	3,631,958
13,845	Samsung SDI Co Ltd. (Republic of Korea)	6,738,220
		67,270,546
Telecommunication Services: 1.6%
147,345	BCE, Inc. (Canada) (b)	8,167,827
148,445	Verizon Communications, Inc. (United States)	7,561,788
		15,729,615
Transportation: 3.2%
96,415	Canadian Pacific Railway Ltd. (Canada)	7,957,525
73,000	East Japan Railway Co. (Japan)	4,225,059
19,825	Kuehne + Nagel International AG (Switzerland)	5,628,896
65,425	United Parcel Service, Inc. - Class B (United States)	14,031,045
		31,842,525
Utilities: 2.9%
35,530	American Water Works Co., Inc. (United States)	5,881,281
4,070,550	China Water Affairs Group Ltd. (Hong Kong)	4,435,820
288,020	EDP Renovaveis SA (Spain)	7,405,246
764,380	Interconexion Electrica SA ESP (Colombia)	4,922,982
753,300	Terna Rete Elettrica Nazionale SpA (Italy)	6,468,833
		29,114,162
TOTAL COMMON STOCKS
(Cost $588,604,582)		970,227,941

PREFERRED STOCKS: 0.7%
Banks: 0.7%
1,202,270	Itau Unibanco Holding SA - ADR (Brazil) (c)	6,864,961

TOTAL PREFERRED STOCKS
(Cost $6,027,712)		6,864,961

SHORT TERM INVESTMENTS: 1.2%
Money Market Funds 1.2%
12,252,220	Invesco - Government & Agency Portfolio - Institutional Class, 0.250% (United States) (d)	12,252,220
TOTAL SHORT TERM INVESTMENTS
(Cost $12,252,220)		12,252,220
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING: 0.19%
2,005,658	First American Government Obligations Fund, Class X, 0.190% (United States) (c) (d)	2,005,658
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost 2,005,658)		2,005,658
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $608,890,172)		991,350,780
Liabilities in Excess of Other Assets: 0.0% (e)		(305,987)
TOTAL NET ASSETS: 100.0%		$991,044,793

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at March 31, 2022. As of March 31, 2022 the total market value of loaned securities was $1,926,896 or 0.2% of net assets.
(c)	There is currently no dividend rate available.
(d)	Annualized seven-day effective yield as of March 31, 2021.
(e)	Does not round to 0.1% or (0.1%) as applicable.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Trillium ESG Global Equity Fund (the "Fund").

Country	Portfolio Value	Percent of Net Assets
Australia	$10,397,807	1.0%
Belgium	6,359,168	0.6%
Brazil	11,609,184	1.2%
Canada	16,125,352	1.6%
China	6,089,046	0.6%
Colombia	4,922,982	0.5%
Denmark	23,215,640	2.3%
France	48,553,196	4.9%
Germany	33,087,916	3.3%
Hong Kong	22,822,962	2.3%
India	5,847,815	0.6%
Indonesia	5,374,705	0.5%
Ireland	38,305,713	3.9%
Italy	6,468,833	0.7%
Japan	44,376,007	4.5%
Kenya	3,293,039	0.3%
Mexico	5,590,757	0.6%
Netherlands	13,757,673	1.4%
Norway	8,716,085	0.9%
Portugal	5,233,698	0.5%
Republic of Korea	6,738,220	0.7%
Singapore	7,139,596	0.7%
Spain	19,621,691	2.0%
Sweden	17,311,519	1.8%
Switzerland	48,652,456	4.9%
Taiwan	9,366,197	1.0%
United Kingdom	37,759,034	3.8%
United States	524,614,489	52.9%
Liabilities in Excess of Other Assets	(305,987)	0.0%
Total	$991,044,793	100.00%

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$7,452,546	$11,569,326	$–	$19,021,872
Banks	41,626,869	30,213,384	–	71,840,253
Capital Goods	31,290,883	49,627,583	–	80,918,466
Commercial & Professional Services	11,711,309	11,368,707	–	23,080,016
Consumer Durables & Apparel	15,391,356	11,990,729	–	27,382,085
Consumer Services	25,392,249	–	–	25,392,249
Diversified Financials	36,364,615	–	–	36,364,615
Food & Staples Retailing	–	12,680,859	–	12,680,859
Food, Beverage & Tobacco	22,654,032	15,450,055	–	38,104,087
Health Care Equipment & Services	21,441,676	21,776,460	–	43,218,136
Household & Personal Products	–	25,354,082	–	25,354,082
Insurance	9,012,244	23,789,505	–	32,801,749
Materials	22,211,787	32,996,121	–	55,207,908
Media & Entertainment	33,862,936	–	–	33,862,936
Pharmaceuticals, Biotechnology & Life Sciences	36,563,322	40,427,468	–	76,990,790
Real Estate	15,354,018	16,230,520	–	31,584,538
Retailing	29,191,466	10,275,690	–	39,467,156
Semiconductors & Semiconductor Equipment	49,432,484	5,494,197	–	54,926,681
Software & Services	80,424,464	17,648,151	–	98,072,615
Technology Hardware & Equipment	60,532,326	6,738,220	–	67,270,546
Telecommunication Services	15,729,615	–	–	15,729,615
Transportation	21,988,570	9,853,955	–	31,842,525
Utilities	10,804,263	18,309,899	–	29,114,162
Total Common Stocks	598,433,030	371,794,911	-	970,227,941
Preferred Stocks
Banks	6,864,961	-	-	6,864,961
Total Preferred Stocks	6,864,961	-	-	6,864,961
Short Term Investments	12,252,220	-	-	12,252,220
Investment Purchased with Cash
Proceeds from Securities Lending	2,005,658			2,005,658
Total Investments in Securities	$619,555,869	$371,794,911	$–	$991,350,780